[PIONEER LOGO]


Pioneer
Real Estate
Shares

SEMIANNUAL REPORT 6/30/00

Table of Contents
--------------------------------------------------------------------------------

Letter from the Chairman                      1
Portfolio Summary                             2
Performance Update                            3
Portfolio Management Discussion               7
Schedule of Investments                      10
Financial Statements                         12
Notes to Financial Statements                20
Trustees, Officers and Service Providers     25
Retirement Plans from Pioneer                26
Pioneer Family of Mutual Funds               28

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN 6/30/00
--------------------------------------------------------------------------------


Dear Shareowner,
--------------------------------------------------------------------------------

For over a year, the Federal Reserve has been trying to suppress inflationary pressures and restrain economic growth in the U.S. by raising short-term interest rates. Because they represent increased costs, higher interest rates cut into corporate profits.

With the possibility of a slowing economy and an uncertain profit outlook overhanging the stock market, investors shifted from sector to sector in the first half of 2000 looking for attractive opportunities. Heightened stock market volatility was the result. Bonds also lost luster, because existing, lower-paying issues could not compete with the higher rates that now prevail. By summer, we began to see evidence that the Fed's tactics were having some impact, as key statistics hinted at a contraction of the economy's growth rate.

Volatile markets should not sidetrack your plans for dealing with your essential financial goals. Whatever your long-range needs may be - money for a child's education, funding a comfortable retirement, or some other cherished objective - those needs remain in place no matter what the market may do this week or next month. For that reason, it makes sense to focus your investment strategy beyond interim ups and downs.

Mid-year is a good time to talk to your financial representative to review what has been happening and to make sure your strategy is intact. Part of that discussion should be devoted to your portfolio's diversification. Do you have a blend of stocks and bonds that you are comfortable with and that can help you meet your goals? Or is it time to make adjustments? Be sure to include your IRAs and other retirement vehicles when you evaluate your overall portfolio.

I hope you will take time to read the following discussion about Pioneer Real Estate Shares. It's an excellent way to understand the Fund's performance during the past six months and to learn what the manager's expectations are for the months ahead. If you have questions or would like more information about your fund, visit our web site at www.pioneerfunds.com.


Respectfully,


/s/ John F. Cogan, Jr.
----------------------
John F. Cogan, Jr.
Chairman and President

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/00
--------------------------------------------------------------------------------

P o r t f o l i o     D i v e r s i f i c a t i o n
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[Start Pie Chart]

Real Estate Investment Trust Common Stock  95%
Real-Estate Related Common Stocks           5%

[End Pie Chart]


S e c t o r    A l l o c a t i o n
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[Start Pie Chart]

Office/Industrial    39%
Apartments           22%
Retail               15%
Hotels                8%
Diversified           8%
Triple-Net            4%
Storage               4%

[End Pie Chart]


1 0   L a r g e s t    H o l d i n g s
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  1. Equity Office Properties    6.84%          6. Cousins Properties, Inc.       4.05%
     Trust
  2. Reckson Associates          4.44           7. The Macerich Co.               4.03
     Realty Corp.
  3. Starwood Hotels &           4.35           8. AvalonBay Communities, Inc.    3.99
     Resorts Trust
  4. Trizec Hahn Corp.           4.24           9. Equity Residential Property    3.86
                                                   Trust
  5. Duke-Weeks Realty Corp.     4.10          10. Essex Property Trust, Inc.     3.82

 Fund holdings will vary for other periods.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/00                                        CLASS A SHARES
--------------------------------------------------------------------------------


S h a r e   P r i c e s   a n d   D i s t r i b u t i o n s
--------------------------------------------------------------------------------

Net Asset Value
per Share                  6/30/00         12/31/99
                           $13.64          $12.18

Distributions per Share    Income          Short-Term          Long-Term
(12/31/99 - 6/30/00)       Dividends       Capital Gains       Capital Gains
                           $0.310               -                    -

I n v e s t m e n t   R e t u r n s
--------------------------------------------------------------------------------

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Real Estate Shares at public offering price, compared to the growth of the Standard & Poor's (S&P) 500 Index and the Wilshire Real Estate Securities Index.


 Average Annual Total Returns
 (As of June 30, 2000)

               Net Asset   Public Offering
Period           Value          Price*

Life-of-Fund     6.77%          5.83%
(10/25/93)

5 Years          9.12           7.83

1 Year           4.20          -1.78


* Reflects deduction of the maximum
  5.75% sales charge at the beginning
  of the period and assumes reinvest-
  ment of distributions at net asset
  value.

[Start Mountain Chart]

Growth of $10,000+

        Pioneer                       Wilshire
      Real Estate      S&P 500      Real Estate
        Shares*         Index     Securities Index
10/93     9425          10000          10000
          9184           9701           9884
          9206          10175           9709
6/95      9558          12225          10170
         10321          13985          11034
         10858          15394          12046
         14083          17186          15103
         14839          20725          16088
12/97    16863          22914          18093
         15773          26965          17133
         13528          29449          14941
         14191          33084          15954
         12892          35632          14464
6/00     14787          35472          16665

[End Mountain Chart]

+ Index comparison begins 10/31/93. The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Wilshire Real Estate Securities Index is a market-capitalization weighted measure of the performance of 113 real estate securities. The Index is 93% REITs (equity and hybrid) and 7% real estate operating companies, and its returns are calculated monthly. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in the Indexes.

  Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and risks related to an individual property.

  Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/00                                       CLASS B SHARES
--------------------------------------------------------------------------------


S h a r e   P r i c e s   a n d   D i s t r i b u t i o n s
--------------------------------------------------------------------------------

 Net Asset Value
 per Share                  6/30/00         12/31/99
                            $13.56          $12.11

 Distributions per Share    Income          Short-Term          Long-Term
 (12/31/99 - 6/30/00)       Dividends       Capital Gains       Capital Gains
                            $0.270               -                    -


I n v e s t m e n t   R e t u r n s
--------------------------------------------------------------------------------

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Real Estate Shares, compared to the growth of the Standard & Poor's (S&P) 500 Index and the Wilshire Real Estate Securities Index.

Average Annual Total Returns
(As of June 30, 2000)

Period         If Held    If Redeemed*
Life-of-Fund    7.55%        7.20%
(1/31/96)

1 Year          3.51        -0.44

* Reflects deduction of the maximum
  applicable contingent deferred sales
  charge (CDSC) at the end of the period
  and assumes reinvestment of distribu-
  tions. The maximum CDSC of 4%
  declines over six years.


[Start Mountain Chart]

Growth of $10,000


        Pioneer                       Wilshire
      Real Estate      S&P 500      Real Estate
        Shares*         Index     Securities Index
1/96     10000          10000          10000
         10108          10203          10281
         10427          10660          10768
         11555          10987          11404
         13481          11902          13501
         13628          12223          13749
6/97     14156          14352          14381
         16260          15426          16198
         16023          15868          16174
         15872          18076          16052
         14945          18673          15315
         12844          16818          13484
12/98    12761          20393          13356
         11903          21407          12893
         13329          22910          14261
         12174          21482          12900
         12065          24675          12930
         12338          25236          13293
6/00     13597          24565          14897

[End Mountain Chart]


The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Wilshire Real Estate Securities Index is a market-capitalization weighted measure of the performance of 113 real estate securities. The Index is 93% REITs (equity and hybrid) and 7% real estate operating companies, and its returns are calculated monthly. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in the Indexes.

Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and risks related to an individual property.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/00                                        CLASS C SHARES
--------------------------------------------------------------------------------


S h a r e   P r i c e s   a n d   D i s t r i b u t i o n s
--------------------------------------------------------------------------------

Net Asset Value
per Share                  6/30/00         12/31/99
                           $13.58           $12.12

Distributions per Share    Income          Short-Term          Long-Term
(12/31/99 - 6/30/00)       Dividends       Capital Gains       Capital Gains
                           $0.270               -                    -


I n v e s t m e n t   R e t u r n s
--------------------------------------------------------------------------------

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Real Estate Shares, compared to the growth of the Standard & Poor's (S&P) 500 Index and the Wilshire Real Estate Securities Index.

Average Annual Total Returns
(As of June 30, 2000)

Period         If Held    If Redeemed*

Life-of-Fund    7.57%        7.57%
(1/31/96)

1 Year          3.70         3.70

* Assumes reinvestment of distributions.
  The 1% contingent deferred sales charge
  (CDSC) applies to redemptions made
  within one year of purchase.


[Start Mountain Chart]

Growth of $10,000


        Pioneer                       Wilshire
      Real Estate      S&P 500      Real Estate
        Shares*         Index     Securities Index
1/96     10000          10000          10000
         10108          10203          10281
         10418          10660          10768
         11545          10987          11404
         13476          11902          13501
         13613          12223          13749
6/97     14150          14352          14381
         16252          15426          16198
         16019          15868          16174
         15867          18076          16052
         14941          18673          15315
         12840          16818          13484
12/98    12754          20393          13356
         11897          21407          12893
         13312          22910          14261
         12158          21482          12900
         12064          24675          12930
         12326          25236          13293
6/00     13804          24565          14897

[End Mountain Chart]

The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Wilshire Real Estate Securities Index is a market-capitalization weighted measure of the performance of 113 real estate securities. The Index is 93% REITs (equity and hybrid) and 7% real estate operating companies, and its returns are calculated monthly. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in the Indexes.

Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and risks related to an individual property.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/00                                        CLASS Y SHARES
--------------------------------------------------------------------------------


S h a r e   P r i c e s   a n d   D i s t r i b u t i o n s
--------------------------------------------------------------------------------

 Net Asset Value
 per Share                  6/30/00         12/31/99
                            $13.62          $12.16

 Distributions per Share    Income          Short-Term          Long-Term
 (12/31/99 - 6/30/00)       Dividends       Capital Gains       Capital Gains
                            $0.350               -                    -

I n v e s t m e n t   R e t u r n s
--------------------------------------------------------------------------------

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Real Estate Shares, compared to the growth of the Standard & Poor's (S&P) 500 Index and the Wilshire Real Estate Securities Index.


Average Annual Total Returns*
(As of June 30, 2000)

Period         If Held     If Redeemed
Life-of-Fund    -4.79%      -4.79%
(4/9/98)

1 Year          4.96        4.96

* Assumes reinvestment of distributions.


[Start Mountain Chart]

Growth of $10,000+


        Pioneer                       Wilshire
      Real Estate      S&P 500      Real Estate
        Shares*         Index     Securities Index
4/98     10000          10000          10000
          9720          10237           9852
          8383           9220           8673
12/98     8361          11180           8591
          7828          11736           8293
          8791          12560           9173
9/99      8059          11777           8298
          8018          13527           8317
          8219          13835           8550
6/00      9227          13467           9582

[End Mountain Chart]


+ Index comparison begins 4/30/98. The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Wilshire Real Estate Securities Index is a market-capitalization weighted measure of the performance of 113 real estate securities. The Index is 93% REITs (equity and hybrid) and 7% real estate operating companies, and its returns are calculated monthly. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in the Indexes.

  Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and risks related to an individual property.

  Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/00
--------------------------------------------------------------------------------

As the euphoria over technology and telecommunications stocks waned this spring, a tangible shift in investor psychology took place. The stock market's steep retreat and increased volatility humbled performance expectations, which in turn renewed an appreciation for the basic principles of investing. Amidst the correction, many investors sought shelter in bricks and mortar. Undervalued for some time, real estate investment trusts (REITs) rallied dramatically during the first half of 2000. In the following interview, portfolio manager Jeff Caira, who took over management of the Fund on July 17, 2000, discusses the sector's rebound and prospects going forward.

Q: What sparked the rally in real estate investments?

A. Investors have shifted into a decidedly more value-conscious and risk-averse mood in recent months. Recognizing that real estate offers an effective way to diversify a portfolio, investors moved assets into undervalued REITs -- pushing prices higher. Positive trends -- low vacancy rates, rising rents and higher property prices and increasing dividend streams, as well as the real estate sector's tendency not to move in step with other asset classes -- is enhancing its appeal.

   For the six months ended June 30, 2000, the Fund's Class A, B and C shares generated total returns of 14.70%, 14.35% and 14.42%, respectively, at net asset value -- surpassing more than half of the real estate funds tracked by Lipper, Inc. (Lipper is an independent firm that measures mutual fund performance.) The average return of 148 real estate funds followed for the six-month period was 12.70%. The NAREIT Equity REIT Index and the Wilshire Real Estate Securities Index rose 12.66% and 15.21%, respectively.

Q: How important is geography in your evaluation process?

A. We favor real estate companies with smart management teams and high quality assets in markets where there are barriers-to-entry for new supply. For instance, REIT holdings in the portfolio with properties located in the Northeastern United States, Manhattan or on the West Coast were big winners. Fund holdings Essex Property Trust and Boston Properties exemplify this strategy.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/00                              (continued)
--------------------------------------------------------------------------------

Q: Did the Fund's sector emphasis on office/industrial and apartments prove rewarding?

A: Yes. Office/industrial REITs enjoyed strong growth, particularly in large metropolitan areas, and this performance is setting a positive tone for the real estate sector in general. Mission West Properties and Spieker Properties, the portfolio's second and third best performers for the six-month period, have a solid presence in Silicon Valley. As current leases expire, these REITs are negotiating new leases, often at dramatically higher rent levels. This rollover of below-market leases at today's considerably higher market rates is locking in attractive rents for years to come.

   The Fund's investments in apartments likewise proved beneficial. Apartment REITs can quickly pass on inflationary pressure to renters, since they typically lease by the year and demand for apartments has been strong.

Q: Is the strong economy benefiting hotel and retail REITs?

A: Absolutely. After months of underperformance, the Fund's hotel REITs delivered strong results. In fact, Starwood Hotels & Resorts was the Fund's best performer for the six months ended June 30. The vibrant economy is contributing to increased bookings for conventions and conferences. As a result, first and second quarter increases in revenue per room, a common measure of hotel profitability, exceeded Wall Street expectations. The concern about the supply of new hotels being developed remains, but, as supply growth appears to be moderating, this may allow strong demand to bring the sector back on to firmer ground.

   Retail REITs, another beneficiary of strong economic growth, also posted attractive returns for the six months. This sector has not succumbed to the threat of retail electronic commerce (also known as e-tailing or e-commerce), as many had predicted. It was assumed that e-tailers enjoyed a critical cost advantage over traditional retailers, since they didn't need to hire large work forces or build stores. Ultimately, however, the goods must be delivered, and that can be expensive in a period of rising wages and fuel prices. We will be watching this sector closely, however, as future growth will depend heavily on the credit quality of tenants and consumers' willingness to

Pioneer Real Estate Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   spend. Here too, the supply of new retail properties is an area that we will continue to monitor since oversupply can negatively impact rent growth at existing properties.

Q: What is your outlook?

A: For several years in the mid-1990s, REITS drove up the prices of the nation's properties from office buildings to apartment complexes in bidding wars and paid for their new purchases with their own rising share prices. Fears of overvaluation and recession as well as a global credit crunch led investors to flee the REIT market in 1997 -- sparking a retreat in REIT prices for much of 1998 and 1999 and ultimately ushering in the current, more restrained industry. Today, the REIT industry is applying the knowledge and discipline it gained from the difficult capital markets of 1998 and 1999. As a result, it offers investors a targeted investment with relatively high levels of current income and the potential for growth.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (unaudited)
--------------------------------------------------------------------------------

Shares                                                          Value
              Real Estate Investment Trusts - 94.8%
  129,800     Archstone Communities Trust                   $ 2,733,913
   70,600     AvalonBay Communities, Inc.                     2,947,550
   56,500     Boston Properties, Inc.                         2,182,313
   78,800     Brandywine Realty Trust                         1,507,050
   75,700     Burnham Pacific Property, Inc.                    520,438
   63,100     Camden Property Trust                           1,853,563
   13,300     Centerpoint Properties Corp.                      541,975
   49,200     Charles E. Smith Residential Realty, Inc.       1,869,600
    7,000     Corporate Office Properties Trust                  64,313
   77,600     Cousins Properties, Inc.                        2,987,600
   82,300     Developers Diversified Realty Corp.             1,229,356
  135,400     Duke-Weeks Realty Corp.                         3,029,575
   40,200     Entertainment Properties Trust                    555,263
  183,182     Equity Office Properties Trust                  5,048,954
   61,900     Equity Residential Property Trust               2,847,400
   67,100     Essex Property Trust, Inc.                      2,818,200
   74,400     Franchise Finance Corporation of America        1,711,200
   73,800     Gables Residential Trust                        1,900,350
   25,500     General Growth Properties, Inc.                   809,625
   77,300     Home Properties of New York, Inc.               2,319,000
  164,350     Host Marriott Corp.                             1,540,781
   10,100     Kimco Realty Corp.                                414,100
   59,000     Liberty Property Trust                          1,530,313
  134,700     The Macerich Co.                                2,971,819
   46,100     Manufactured Home Communities Inc.              1,103,519
   96,200     Mission West Properties, Inc.                   1,010,100
   40,000     Pacific Gulf Properties, Inc.                   1,002,500
   48,200     Parkway Properties, Inc.                        1,470,100
   22,500     Philips International Realty Corp.                390,938
  110,300     Prentiss Properties Trust                       2,647,200
   95,300     ProLogis Trust                                  2,031,081
  109,227     Public Storage, Inc.                            2,545,422
  137,900     Reckson Associates Realty Corp.                 3,275,125
   65,600     Simon Property Group, Inc.                      1,455,500
   39,400     Spieker Properties, Inc.                        1,812,400
   98,700     Starwood Hotels & Resorts Trust                 3,213,916
   61,000     Vornado Realty Trust                            2,119,750
                                                            -----------
              Total Real Estate Investment Trusts           $70,011,802
                                                            -----------

10   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                      Value
              Real Estate Services - 5.2%
   45,400     Catellus Development Corp.*                $   681,000
  175,000     Trizec Hahn Corp.                            3,128,125
                                                         -----------
              Total Real Estate Services                 $ 3,809,125
                                                         -----------
              TOTAL INVESTMENT IN SECURITIES - 100.0%
              (Cost $66,295,552) (a)                     $73,820,927
                                                         ===========

* Non-income producing security.


(a) At June 30, 2000, the net unrealized gain on investments based on cost for federal income tax purposes of $67,529,648.

    Aggregate gross unrealized gain for all investments in which
      there is an excess of value over tax cost                     $9,369,584
    Aggregate gross unrealized loss for all investments in which
      there is an excess of tax cost over value                     (3,078,305)
                                                                    ----------
    Net unrealized gain                                             $6,291,279
                                                                    ==========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2000, aggregated $7,636,767 and $19,735,839, respectively.


The accompanying notes are an integral part of these financial statements.   11

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
BALANCE SHEET 6/30/00 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $66,295,552)     $73,820,927
  Cash                                                          406,021
  Receivables -
   Investment securities sold                                   615,099
   Fund shares sold                                             234,415
   Dividends and interest                                       543,082
                                                            -----------
     Total assets                                           $75,619,544
                                                            -----------

LIABILITIES:
  Payables -
   Fund shares repurchased                                  $   189,353
  Due to affiliates                                             165,653
  Accrued expenses                                              112,439
  Other                                                             307
                                                            -----------
     Total liabilities                                      $   467,752
                                                            -----------

NET ASSETS:
  Paid-in capital                                           $85,412,137
  Accumulated net investment loss                                (4,868)
  Accumulated net realized loss on investments              (17,780,852)
  Net unrealized gain on investments                          7,525,375
                                                            -----------
     Total net assets                                       $75,151,792
                                                            -----------

NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $38,237,166/2,802,456 shares)           $     13.64
                                                            ===========
  Class B (based on $29,723,771/2,191,481 shares)           $     13.56
                                                            ===========
  Class C (based on $6,285,696/462,889 shares)              $     13.58
                                                            ===========
  Class Y (based on $905,159/66,445 shares)                 $     13.62
                                                            ===========

MAXIMUM OFFERING PRICE:
  Class A                                                   $     14.47
                                                            ===========


12   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended 6/30/00

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $5,093)       $2,437,275
  Interest                                                      27,743
                                                            ----------
    Total investment income                                                  $2,465,018
                                                                             ----------

EXPENSES:
  Management fees                                           $  299,039
  Transfer agent fees
   Class A                                                     111,071
   Class B                                                      69,227
   Class C                                                      10,205
   Class Y                                                         128
  Distribution fees
   Class A                                                      41,263
   Class B                                                     150,431
   Class C                                                      30,823
  Administrative fees                                           15,707
  Custodian fees                                                10,524
  Registration fees                                              9,550
  Professional fees                                             23,019
  Printing                                                      35,571
  Fees and expenses of nonaffiliated trustees                    9,318
  Miscellaneous                                                  4,637
                                                            ----------
    Total expenses                                                           $  820,513
    Less fees paid indirectly                                                    (6,681)
                                                                             ----------
    Net expenses                                                             $  813,832
                                                                             ----------
     Net investment income                                                   $1,651,186
                                                                             ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                           $ (741,254)
  Change in net unrealized loss on investments                                9,052,297
                                                                             ----------
   Net gain on investments                                                   $8,311,043
                                                                             ----------
   Net increase in net assets resulting from operations                      $9,962,229
                                                                             ==========


The accompanying notes are an integral part of these financial statements.   13

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the Six Months Ended 6/30/00 and the Year Ended 12/31/99

                                                        Six Months Ended
                                                             6/30/00         Year Ended
FROM OPERATIONS:                                           (unaudited)
   12/31/99
Net investment income                                     $  1,651,186      $  4,432,587
Net realized loss on investments                              (741,254)      (17,501,018)
Change in net unrealized gain (loss) on investments          9,052,297         6,993,707
                                                          ------------      ------------
   Net increase (decrease) in net assets resulting
     from operations                                      $  9,962,229      $ (6,074,724)
                                                          ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
  Class A ($0.31 and $0.60 per share, respectively)       $   (891,489)     $ (2,343,384)
  Class B ($0.27 and $0.49 per share, respectively)           (615,194)       (1,575,423)
  Class C ($0.27 and $0.48 per share, respectively)           (127,589)         (318,887)
  Class Y ($0.35 and $0.70 per share, respectively)            (21,782)          (54,605)
Tax return of capital:
  Class A ($0.00 and $0.05 per share, respectively)                 --          (182,770)
  Class B ($0.00 and $0.05 per share, respectively)                 --          (145,798)
  Class C ($0.00 and $0.05 per share, respectively)                 --           (30,935)
  Class Y ($0.00 ans $0.05 per share, respectively)                 --            (3,998)
                                                          ------------      ------------
Total distributions to shareholders                       $ (1,656,054)     $ (4,655,800)
                                                          ------------      ------------

FROM FUND SHARE TRANSACTION
Net proceeds from sale of shares                          $  6,203,551      $ 16,875,294
Reinvestment of distributions                                1,291,758         3,580,646
Cost of shares repurchased                                 (21,304,921)      (66,192,745)
                                                          ------------      ------------
  Net decrease in net assets resulting from fund
    share transactions                                    $(13,809,612)     $(45,736,805)
                                                          ------------      ------------
  Net decrease in net assets                              $ (5,503,437)     $(56,467,329)

NET ASSETS:
Beginning of period                                         80,655,229       137,122,558
                                                          ------------      ------------
End of period (including accumulated net investment loss
  of $4,868 and $0, respectively)                         $ 75,151,792      $ 80,655,229
                                                          ============      ============



14   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    '00 Shares    '00 Amount
                                    (unaudited)   (unaudited)          '99 Shares      '99 Amount
CLASS A
Shares sold                           211,203     $ 2,695,930             623,783     $  8,422,575
Reinvestment of distributions          60,790         780,555             173,426        2,171,157
Less shares repurchased              (762,870)     (9,594,727)         (2,526,596)     (32,864,849)
                                     --------     -----------          ----------     ------------
  Net decrease                       (490,877)    $(6,118,242)         (1,729,387)    $(22,271,117)
                                     ========     ===========          ==========     ============

CLASS B
Shares sold                           219,890     $ 2,781,572             527,672     $  6,976,256
Reinvestment of distributions          31,234         398,671              89,725        1,114,430
Less shares repurchased              (789,215)     (9,814,878)         (2,027,763)     (25,979,704)
                                     --------     -----------          ----------     ------------
  Net decrease                       (538,091)    $(6,634,635)         (1,410,366)    $(17,889,018)
                                     ========     ===========          ==========     ============

CLASS C
Shares sold                            43,653     $   545,853              94,553     $  1,241,257
Reinvestment of distributions           7,105          90,777              19,047          236,429
Less shares repurchased              (129,771)     (1,602,443)           (523,887)      (6,726,348)
                                     --------     -----------          ----------     ------------
  Net decrease                        (79,013)    $  (965,813)           (410,287)    $ (5,248,662)
                                     ========     ===========          ==========     ============

CLASS Y
Shares sold                            13,989     $   180,196              17,906     $    235,206
Reinvestment of distributions           1,686          21,755               4,710           58,630
Less shares repurchased               (23,882)       (292,873)            (49,137)        (621,844)
                                     --------     -----------          ----------     ------------
  Net decrease                         (8,207)    $   (90,922)            (26,521)    $   (328,008)
                                     ========     ===========          ==========     ============


The accompanying notes are an integral part of these financial statements.   15

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 6/30/00
--------------------------------------------------------------------------------

                                                              Six Months
                                                                 Ended
                                                                6/30/00   Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                              (unaudited)  12/31/99    12/31/98    12/31/97    12/31/96    12/31/95
CLASS A
Net asset value, beginning of period                            $ 12.18     $ 13.46    $ 17.81     $ 15.52     $ 12.02     $ 11.38
                                                                -------     -------    -------     -------     -------     -------
Increase (decrease) from investment operations:
 Net investment income                                          $  0.32     $  0.65    $  0.56     $  0.41     $  0.42     $  0.32
 Net realized and unrealized gain (loss) on investments            1.45       (1.28)     (4.05)       2.61        3.82        1.01
                                                                -------     -------    -------     -------     -------     -------
   Net increase (decrease) from investment operations           $  1.77     $ (0.63)   $ (3.49)    $  3.02     $  4.24     $  1.33
Distributions to shareholders:
 Net investment income                                            (0.31)      (0.60)     (0.51)      (0.36)      (0.40)      (0.33)
 In excess of net investment income                                  --          --          --         --          --       (0.02)
 Net realized gain                                                   --          --      (0.27)      (0.23)      (0.34)         --
 Tax return of capital                                               --       (0.05)     (0.08)      (0.14)         --       (0.34)
                                                                -------     -------    -------     -------     -------     -------
Net increase (decrease) in net asset value                      $  1.46     $ (1.28)   $ (4.35)    $  2.29     $  3.50     $  0.64
                                                                -------     -------    -------     -------     -------     -------
Net asset value, end of period                                  $ 13.64     $ 12.18    $ 13.46     $ 17.81     $ 15.52     $ 12.02
                                                                =======     =======    =======     =======     =======     =======
Total return*                                                     14.70%      (4.70)%   (19.77)%     19.74%      36.45%      12.11%
Ratio of net expenses to average net assets+                       1.89%**     1.69%      1.69%       1.65%       1.71%       1.77%
Ratio of net investment income to average net assets+              4.72%**     4.45%      3.29%       2.51%       3.52%       2.73%
Portfolio turnover rate                                              21%**       39%        11%         28%         47%         10%
Net assets, end of period (in thousands)                        $38,237     $40,113    $67,619     $115,772    $72,572     $27,491
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      1.89%**     1.83%      1.69%       1.65%       2.09%       2.59%
 Net investment income                                             4.72%**     4.31%      3.29%       2.51%       3.14%       1.91%
Ratios assuming waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.87%**     1.67%      1.67%       1.63%       1.69%       1.75%
 Net investment income                                             4.74%**     4.47%      3.31%       2.53%       3.54%       2.75%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

** Annualized.

 + Ratios assuming no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 6/30/00
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended
                                                             6/30/00     Year Ended   Year Ended   Year Ended    1/31/96 to
CLASS B                                                    (unaudited)    12/31/99     12/31/98     12/31/97      12/31/96

Net asset value, beginning of period                          $12.11       $ 13.38      $  17.70     $ 15.45       $ 12.09
                                                             -------       -------      --------     -------      -------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.25       $  0.52      $   0.45     $  0.28       $  0.35
 Net realized and unrealized gain (loss) on investments         1.47         (1.25)        (4.03)       2.60          3.73
                                                             -------       -------      --------     -------      -------
   Net increase (decrease) from investment operations        $  1.72       $ (0.73)     $  (3.58)    $  2.88       $  4.08
Distributions to shareholders:
 Net investment income                                         (0.27)        (0.49)        (0.42)      (0.29)        (0.35)
 In excess of net investment income                               --            --            --          --         (0.03)
 Net realized gain                                                --            --         (0.27)      (0.23)        (0.34)
 Tax return of capital                                            --         (0.05)        (0.05)      (0.11)           --
                                                             -------       -------      --------     -------      -------
Net increase (decrease) in net asset value                   $  1.45       $ (1.27)     $  (4.32)    $  2.25       $  3.36
                                                             -------       -------      --------     -------      -------
Net asset value, end of period                               $ 13.56       $ 12.11      $  13.38     $ 17.70       $ 15.45
                                                             =======       =======      ========     =======      =======
Total return*                                                  14.35%        (5.45)%      (20.36)%     18.85%        34.81%
Ratio of net expenses to average net assets+                    2.55%**       2.45%         2.45%       2.39%         2.33%**
Ratio of net investment income to average net assets+           4.02%**       3.75%         2.77%       1.82%         3.73%**
Portfolio turnover rate                                           21%**         39%           11%         28%           47%
Net assets, end of period (in thousands)                     $29,724       $33,069      $ 55,407     $82,695       $26,379
Ratios assuming no waiver of management fees by PIM and
 no reduction for fees paid indirectly:
 Net expenses                                                   2.55%**       2.59%         2.45%       2.39%         2.45%**
 Net investment income                                          4.02%**       3.61%         2.77%       1.82%         3.61%**
Ratios assuming waiver of management fees by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                   2.54**        2.44%         2.44%       2.36%         2.30%**
 Net investment income                                          4.03%**       3.76%         2.78%       1.85%         3.76%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

** Annualized.

 + Ratios assuming no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 6/30/00
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended
                                                             6/30/00     Year Ended   Year Ended   Year Ended    1/31/96 to
CLASS C                                                    (unaudited)    12/31/99     12/31/98     12/31/97      12/31/96

Net asset value, beginning of period                         $ 12.12       $ 13.37      $  17.70      $ 15.46       $ 12.09
                                                             -------       -------      --------      -------       -------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.27       $  0.52      $   0.45      $  0.29       $  0.34
 Net realized and unrealized gain (loss) on investments         1.46         (1.24)        (4.04)        2.59          3.73
                                                             -------       -------      --------      -------       -------
   Net increase (decrease) from investment operations        $  1.73       $ (0.72)     $  (3.59)     $  2.88       $  4.07
Distributions to shareholders:
 Net investment income                                         (0.27)        (0.48)        (0.42)       (0.30)        (0.34)
 In excess of net investment income                               --            --            --           --         (0.02)
 Net realized gain                                                --            --         (0.27)       (0.23)        (0.34)
 Tax return of capital                                            --         (0.05)        (0.05)       (0.11)           --
                                                             -------       -------      --------      -------       -------
Net increase (decrease) in net asset value                   $  1.46       $ (1.25)     $  (4.33)     $  2.24       $  3.37
                                                             -------       -------      --------      -------       -------
Net asset value, end of period                               $ 13.58       $ 12.12      $  13.37      $ 17.70       $ 15.46
                                                             =======       =======      ========      =======       =======
Total return*                                                  14.42%        (5.41)%      (20.38)%      18.86%        34.76%
Ratio of net expenses to average net assets+                    2.42%**       2.52%         2.41%        2.35%         2.35%**
Ratio of net investment income to average net assets+           4.19%**       3.63%         2.67%        1.88%         3.66%**
Portfolio turnover rate                                           21%**         39%           11%          28%           47%
Net assets, end of period (in thousands)                     $ 6,286       $ 6,566      $ 12,735      $24,227       $ 6,699
Ratios assuming no waiver of management fees by PIM and
 no reduction for fees paid indirectly:
 Net expenses                                                   2.42%**       2.66%         2.41%        2.35%         2.48%**
 Net investment income                                          4.19%**       3.49%         2.67%        1.88%         3.53%**
Ratios assuming waiver of management fees by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                   2.41%**       2.51%         2.40%        2.32%         2.32%**
 Net investment income                                          4.20%**       3.64%         2.68%        1.91%         3.69%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

** Annualized.

 + Ratios assuming no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 6/30/00
--------------------------------------------------------------------------------

                                                   Six Months
                                                     Ended
                                                    6/30/00     Year Ended    4/9/98 to
                                                  (unaudited)    12/31/99      12/31/98
CLASS Y
Net asset value, beginning of period                $ 12.16       $ 13.46      $  17.52
                                                    -------       -------      --------
Increase (decrease) from investment operations:
 Net investment income                              $  0.35       $  0.70      $   0.47
 Net realized and unrealized gain (loss)
   on investments                                      1.46         (1.25)        (3.76)
                                                    -------       -------      ---------
  Net increase (decrease) from investment
    operations                                      $  1.81       $ (0.55)     $  (3.29)
Distributions to shareholders:
 Net investment income                                (0.35)        (0.70)        (0.44)
 Net realized gain                                       --            --         (0.27)
 Tax return of capital                                   --         (0.05)        (0.06)
                                                    --------      -------      ---------
Net increase (decrease) in net asset value          $  1.46       $ (1.30)     $  (4.06)
                                                    --------      -------      ---------
Net asset value, end of period                      $ 13.62       $ 12.16      $  13.46
                                                    --------      -------      ---------
Total return*                                         15.08%        (4.10)%      (18.78)%
Ratio of net expenses to average net assets+           1.12%**       1.10%         1.21%**
Ratio of net investment income to average
  net assets+                                          5.51%**       5.14%         4.31%**
Portfolio turnover rate                                  21%**         39%           11%
Net assets, end of period (in thousands)            $   905       $   907      $  1,362
Ratios assuming no waiver of management fees by
  PIM and no reduction for fees paid indirectly:
 Net expenses                                          1.12%         1.24%         1.21%**
 Net investment income                                 5.51%         5.00%         4.31%**
Ratios assuming waiver of management fees by
  PIM and reduction for fees paid indirectly:
 Net expenses                                          1.11%         1.10%         1.21%**
 Net investment income                                 5.52%         5.14%         4.31%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

 ** Annualized.

 + Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   19

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/00 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Real Estate Shares (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. Current income is a secondary objective.

The Fund offers four classes of shares - Class A, Class B, Class C and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B and Class C shareholders have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Because the Fund may invest a substantial portion of its assets in Real Estate Investment Trusts (REITs), the Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. It is the Fund's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   A portion of the dividend income recorded by the Fund is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital, are recorded by the Fund as a reduction of the cost basis of the securities held.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/00 (unaudited)                       (cont'd)
--------------------------------------------------------------------------------

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and an indirect subsidiary of The Pioneer Group, Inc. (PGI), earned $2,464 in underwriting commissions on the sale of fund shares during the six months ended June 30, 2000.

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset values attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareholders of each class share all expenses and fees paid to the transfer agent, Pioneering Services Corporation (PSC), for their services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expense (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y can bear different transfer agent and distribution fees.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, manages the Fund's portfolio and is a wholly owned subsidiary of PGI. Management fees are calculated daily at the annual rate of 0.80% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2000, $53,503 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

PSC, a wholly owned subsidiary of PGI, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included

Pioneer Real Estate Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

in due to affiliates is $75,179 in transfer agent fees payable to PSC at June 30, 2000.

4. Distribution Plans

The Fund adopted Plans of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $36,971 in distribution fees payable to PFD at June 30, 2000.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2000, CDSCs in the amount of $168,647 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended June 30, 2000, the Fund's expenses were reduced by $6,681 under such arrangements.

6. Line of Credit Facility

The Fund along with certain other funds in the Pioneer Family of Funds (the Funds) collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings of up to $25 million is payable at the Federal Funds Rate plus

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Pioneer Real Estate Shares

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NOTES TO FINANCIAL STATEMENTS 6/30/00 (unaudited)                       (cont'd)
--------------------------------------------------------------------------------

3/8% on an annualized basis, or at the Federal Funds Rate plus 1/2% if the borrowing exceeds $25 million at any one time. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2000, the Fund had no borrowings under this agreement.


24
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Pioneer Real Estate Shares

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TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                              Officers

John F. Cogan, Jr.                    John F. Cogan, Jr., Chairman and
Mary K. Bush                           President
Blake Eagle                           David D. Tripple, Executive Vice
                                      President
Richard H. Egdahl, M.D.               Eric W. Reckard, Treasurer
Margaret B.W. Graham                  Joseph P. Barri, Secretary
Marguerite A. Piret
David D. Tripple
Stephen K. West
John Winthrop


Investment Adviser

Pioneer Investment Management, Inc.


Custodian

Brown Brothers Harriman & Co.


Principal Underwriter

Pioneer Funds Distributor, Inc.


Legal Counsel

Hale and Dorr LLP


Shareowner Services and Transfer Agent

Pioneering Services Corporation

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Pioneer Real Estate Shares

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RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Account (IRA)

An IRA is a tax-favored account that allows anyone under age 70 1/2 with earned income to contribute up to $2,000 annually. Spouses may contribute up to $2,000 annually into a separate IRA, for a total of $4,000 per year for a married couple. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA

The Roth IRA came about as part of the Taxpayer Relief Act of 1997 and became available to investors in 1998. Contributions, up to $2,000 a year, are not tax-deductible, but earnings are tax-free for qualified withdrawals.

401(k) Plan

The traditional 401(k) plan allows employees to make pre-tax contributions through payroll deduction, up to $10,500 per year or 25% of pay, whichever is less. Employers may contribute.

SIMPLE (Savings Incentive Match PLan for Employees)--IRA Plan

Businesses with 100 or fewer eligible employees can establish the plan; it resembles the traditional 401(k), but has no administration costs. Employees can make pre-tax contributions of up to $6,000 per year, and an employer contribution is required.

403(b) Plan

Also known as a Tax-Sheltered Account (TSA), a 403(b) plan is available only to employees of public schools, not-for-profit hospitals and certain other tax-exempt organizations. A 403(b) plan lets employees set aside a portion of their salary, before taxes, through payroll deduction.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Simplified Employee Pension Plan (SEP)

SEPs let self-employed people and small-business owners make tax-deductible contributions of up to 15% of their income. Generally, employers must contribute the same percentage of pay for themselves and any eligible employees; contributions are made directly to employees' IRAs. SEPs are easy to administer and can be an especially good choice for firms with few or no employees.

Profit Sharing Plan

Profit sharing plans offer companies considerable flexibility, allowing them to decide each year whether a contribution will be made and how much, up to 15% of each participant's pay. These plans can include provisions for loans and vesting schedules.

Age-Weighted Profit Sharing Plan

Like traditional profit sharing plans, employer contributions are flexible, but age-weighted plans allocate contributions based on both age and salary. Age-weighted plans are designed for employers who want to maximize their own contributions while keeping contributions to employees affordable.

Money Purchase Pension Plan (MPP)

Money purchase plans are similar to profit sharing plans, but allow for higher annual contributions--up to 25% of pay. MPPs aren't as flexible as profit sharing plans; a fixed percentage of pay must be contributed each year, determined when the plan is established. Businesses often set up both MPPs and profit sharing plans.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest or send money.

Growth Funds                             Income Funds

United States                            Taxable

Pioneer Growth Shares                    Pioneer America Income Trust
Pioneer Micro-Cap Fund                   Pioneer Bond Fund
Pioneer Mid-Cap Fund                     Pioneer High Yield Fund
Pioneer Mid-Cap Value Fund               Pioneer Limited Maturity Bond Fund
Pioneer Science & Technology Fund        Pioneer Strategic Income Fund
Pioneer Small Company Fund
Pioneer Tax-Managed Fund
                                         Tax-Free

International/Global                     Pioneer Tax-Free Income Fund

Pioneer Emerging Markets Fund
Pioneer Europe Fund                      Money Market Fund
Pioneer Indo-Asia Fund
Pioneer International Growth Fund        Pioneer Cash Reserves Fund*
Pioneer World Equity Fund

Growth and Income Funds

Pioneer Fund
Pioneer II
Pioneer Balanced Fund
Pioneer Equity-Income Fund
Pioneer Real Estate Shares



* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.


28
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                          This page is for your notes.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:

Pioneering Services Corporation
60 State Street
Boston, Massachusetts 02109

Our toll-free fax                                               1-800-225-4240

Our Internet e-mail address                               ask.pioneer@piog.com
(for general questions about Pioneer only)

Visit our web site:                                       www.pioneerfunds.com


This report must be preceded or accompanied by a current
Fund prospectus.


[PIONEER LOGO]  Pioneer Investment Management, Inc.
                60 State Street                       8640-00-0800
                Boston, Massachusetts 02109           (C) Pioneer Funds Distributor, Inc.
                www.pioneerfunds.com                  (RECYCLE LOGO) Printed on Recycled Paper